Leases - Components of Lease Expense (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 46.6
Finance lease cost:
Amortization of right-of-use assets	1.8
Interest on lease liabilities	0.1
Total finance lease cost	1.9
Variable lease cost	9.3
Net lease cost	$ 57.8